Business Combinations - Pro Forma Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stayz [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma total revenue	$ 370,620	$ 305,904
Pro forma net income	$ 28,687	17,855
Toprural [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma total revenue		281,858
Pro forma net income		$ 14,959